                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT Q
                               SEPARATE ACCOUNT R
                               SEPARATE ACCOUNT T
                               SEPARATE ACCOUNT W
                               SEPARATE ACCOUNT X

        SUPPLEMENT DATED MARCH 28, 2011 TO PROSPECTUSES DATED MAY 3, 2010

                 Subadviser Change to Variable Investment Option

The information below supplements prospectuses dated May 3, 2010, describing one or more of the following variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) (the "Supplement"):

                          Accommodator Variable Annuity
                          Declaration Variable Annuity
                          Independence Variable Annuity
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 800-824-0335, to request a free copy. You may also visit our website at www.jhannuities.com.

Effective March 25, 2011, John Hancock Asset Management a division of Manulife Asset Management (US) LLC became the subadviser to Optimized All Cap Trust, replacing Manulife Asset Management (North America) Limited, formerly referred to in the Annuity Prospectus as MFC Global Investment Management (U.S.A.) Limited.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED MARCH 28, 2011

03/11:  333-164147   333-164135
        333-164146   333-164140
        333-164145   333-164137
        333-164142   333-164138
                     333-164139


                                   Page 1 of 1